Property And Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property And Equipment, Net
7	PROPERTY AND EQUIPMENT, NET
Property and equipment consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Machinery and laboratory equipment	120,478	153,589	23,537
Vehicles	2,296	2,588	397
Furniture and tools	7,541	10,085	1,546
Electronic equipment	26,708	32,526	4,985
Leasehold improvements	24,653	30,672	4,701
Construction in progress	674	1,089	167

	182,350	230,549	35,333
Accumulated depreciation	(93,036)	(119,068)	(18,248)

	89,314	111,481	17,085

Depreciation expenses recognized for the years ended December 31, 2018, 2019 and 2020 were RMB24,498, RMB30,819 and RMB32,457 (US$4,974), respectively.
The Group entered into capital leases for certain laboratory equipment, electronic equipment and furniture and tools during the years ended December 31, 2019 and 2020.
The gross amounts of laboratory equipment, electronic equipment and furniture and tools under capital leases were
RMB14,794, RMB3,048 and RMB402,
respectively, as of December 31, 2019. The gross amount of laboratory equipment, electronic equipment and furniture and tools under capital leases were
RMB14,794 (US$2,267), RMB3,048 (US$467) and RMB402 (US$62), respectively, as of December 31, 2020.
The amounts of accumulated
depreciation on the assets under capital lease were RMB3,608 and RMB7,455 (US$1,143) as of December 31, 2019 and 2020, respectively.
As of December 31, 2020, future minimum capital lease payments were as follows:

	RMB	US$
For the years ending:
2021	5,111	783

Total minimum capital lease payments	5,111	783
Less: I nterest component	(295)	(45)

Present value of minimum capital lease payments	4,816	738